Subsequent Event (Details) - Forecast [Member] - USD ($)	Sep. 05, 2025	Jan. 14, 2025	Dec. 30, 2024	Nov. 26, 2024	Nov. 25, 2024
Subsequent Event [Line Items]
Annual interest rate					11.75%
Discount rate					10.00%
Cash consideration (in Dollars)			$ 480,000
Penalty percentage		1.00%
Top KingWin Ltd [Member]
Subsequent Event [Line Items]
Sale of stock value (in Dollars)	$ 38,000,000
Convertible Notes [Member]
Subsequent Event [Line Items]
Principal amount (in Dollars)				$ 2,500,000
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Purchase price per share (in Dollars per share)	$ 0.23
Restricted shares issued	165,217,391
Ordinary share issued	179,180,431
Ordinary share outstanding	179,180,431
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary share issued	3,786,960
Ordinary share outstanding	3,786,960